Financial Risk Management - Schedule of Consolidated Statement of Financial Position (Detail) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 CLP ($)
Disclosure Of Financial Risk Management [line items]
Liabilities	S/ 1,723,108				S/ 2,139,714
Foreign exchange risk [member]
Disclosure Of Financial Risk Management [line items]
Assets	2,859,324	$ 862,021	$ 187,119,204	$ 19,915,617	2,273,132	$ 674,753	$ 163,560,697	$ 48,129,848
Liabilities	S/ 1,751,479	$ 528,031	$ 76,446,723	$ 39,193,917	S/ 2,042,176	$ 604,383	$ 76,978,655	$ 49,728,313